UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            November 13, 2012

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  $2,071,638 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      383    10150 SH       SOLE                     9850               300
Alliance Data Systems Corporat COM              018581108    29724   209400 SH       SOLE                    88500            120900
Amazon.com, Inc.               COM              023135106   102687   403770 SH       SOLE                   179800            223970
Apple Inc.                     COM              037833100   109354   163923 SH       SOLE                    72753             91170
BJ's Restaurants, Inc.         COM              09180C106      522    11500 SH       SOLE                     4900              6600
Berry Petroleum Company        COM              085789105    47147  1160404 SH       SOLE                   499175            661229
BlackRock, Inc.                COM              09247X101     6205    34800 SH       SOLE                     7250             27550
BroadSoft, Inc.                COM              11133B409     2469    60200 SH       SOLE                    55200              5000
Catamaran Corporation          COM              148887102    84703   864585 SH       SOLE                   375710            488875
Celgene Corporation            COM              151020104    38787   507684 SH       SOLE                   213162            294522
Chart Industries, Inc.         COM              16115Q308      495     6700 SH       SOLE                     2900              3800
Chipotle Mexican Grill, Inc.   COM              169656105    51751   162975 SH       SOLE                    70340             92635
Cognizant Technology Solutions COM              192446102   109421  1565615 SH       SOLE                   689415            876200
Deckers Outdoor Corporation    COM              243537107    22801   622300 SH       SOLE                   260900            361400
EMC Corporation                COM              268648102    60707  2226150 SH       SOLE                   992750           1233400
Energy XXI (Bermuda) Limited   COM              G10082140    40222  1150520 SH       SOLE                   533870            616650
F5 Networks, Inc.              COM              315616102    92793   886786 SH       SOLE                   390831            495955
FMC Technologies, Inc.         COM              30249U101    17450   376900 SH       SOLE                   132800            244100
Facebook, Inc.                 COM              30303M102    43005  1985450 SH       SOLE                   922450           1063000
Financial Engines, Inc.        COM              317485100    31778  1334340 SH       SOLE                   592040            742300
Fortinet, Inc.                 COM              34959E109      270    11175 SH       SOLE                     5475              5700
Fusion-io, Inc.                COM              36112J107     3714   122700 SH       SOLE                   104900             17800
Google Inc.                    COM              38259P508    97961   129836 SH       SOLE                    57076             72760
HMS Holdings Corp.             COM              40425J101    50479  1511805 SH       SOLE                   655805            856000
Haynes International, Inc.     COM              420877201      438     8400 SH       SOLE                     3600              4800
HomeAway, Inc.                 COM              43739Q100     2664   113700 SH       SOLE                   103600             10100
IPC The Hospitalist Company, I COM              44984A105    15227   333200 SH       SOLE                   138800            194400
Intuitive Surgical, Inc.       COM              46120E602    38846    78378 SH       SOLE                    33793             44585
Johnson & Johnson              COM              478160104      227     3300 SH       SOLE                     3200               100
Joy Global Inc.                COM              481165108    22979   409900 SH       SOLE                   162700            247200
LinkedIn Corporation           COM              53578A108    53527   444575 SH       SOLE                   202705            241870
MAKO Surgical Corp.            COM              560879108    17074   980680 SH       SOLE                   427555            553125
Mellanox Technologies, Ltd.    COM              M51363113     1927    18980 SH       SOLE                    16480              2500
MercadoLibre, Inc.             COM              58733R102    73213   886895 SH       SOLE                   412045            474850
Michael Kors Holdings Limited  COM              G60754101    30036   564800 SH       SOLE                   230100            334700
Mitek Systems, Inc.            COM              606710200     5151  1594600 SH       SOLE                   895900            698700
Nektar Therapeutics            COM              640268108      161    15100 SH       SOLE                     6500              8600
Netflix, Inc.                  COM              64110L106    28138   516865 SH       SOLE                   249515            267350
Nordstrom, Inc.                COM              655664100    38899   704948 SH       SOLE                   304348            400600
OpenTable, Inc.                COM              68372A104    28675   689300 SH       SOLE                   300300            389000
PACCAR Inc                     COM              693718108      236     5900 SH       SOLE                     4600              1300
Paychex, Inc.                  COM              704326107      459    13800 SH       SOLE                    11750              2050
Pioneer Natural Resources Comp COM              723787107    38451   368300 SH       SOLE                   153900            214400
Polypore International, Inc.   COM              73179V103    22260   629700 SH       SOLE                   262800            366900
Portfolio Recovery Associates, COM              73640Q105    52441   502160 SH       SOLE                   223360            278800
Precision Castparts Corp.      COM              740189105    70840   433695 SH       SOLE                   185470            248225
QUALCOMM Incorporated          COM              747525103    67722  1084070 SH       SOLE                   484720            599350
SPDR Trust Series 1            COM              78462F103      288     2002 SH       SOLE                     2002
Salix Pharmaceuticals, Ltd.    COM              795435106    30615   723075 SH       SOLE                   309350            413725
SandRidge Energy, Inc.         COM              80007P307     8902  1276300 SH       SOLE                   507400            768900
Skyworks Solutions, Inc.       COM              83088M102    38429  1631100 SH       SOLE                   741200            889900
Splunk Inc.                    COM              848637104     2692    73300 SH       SOLE                    65300              8000
Tesla Motors, Inc.             COM              88160R101    36861  1258920 SH       SOLE                   594270            664650
U.S. Silica Holdings, Inc.     COM              90346E103      231    17000 SH       SOLE                     8100              8900
Vera Bradley, Inc.             COM              92335C106    23407   981440 SH       SOLE                   410040            571400
VeriFone Systems, Inc.         COM              92342Y109    40578  1457025 SH       SOLE                   620425            836600
Verizon Communications Inc.    COM              92343V104      532    11678 SH       SOLE                    11278               400
Vertex Pharmaceuticals Incorpo COM              92532F100    17010   304350 SH       SOLE                   128800            175550
Zillow, Inc.                   COM              98954A107    35024   830350 SH       SOLE                   403750            426600
lululemon athletica inc.       COM              550021109    65226   882150 SH       SOLE                   375000            507150
priceline.com Incorporated     COM              741503403    94699   152970 SH       SOLE                    68560             84410
tw telecom inc.                COM              87311L104    22724   871000 SH       SOLE                   349500            521500